Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Sep. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents		$ 9,542,875	$ 30,565,836
Restricted Cash		1,600,591	4,677,945
LOANS:
Direct Cash Loans		593,749,693	540,380,078
Real Estate Loans		30,478,158	27,117,189
Sales Finance Contracts		47,860,557	34,314,270
Loans, Total		672,088,408	601,811,537
Unearned Finance Charges		86,502,093	74,439,222
Unearned Insurance Premiums and Commissions		44,448,452	39,212,982
Allowance for Loan Losses		41,500,000	42,500,000
Net Loans		499,637,863	445,659,333
INVESTMENT SECURITIES:
Available for Sale, at fair value		203,674,180	204,568,031
Held to Maturity, at amortized cost		1,824,007	5,010,190
Other Investments and Securities, at Cost		205,498,187	209,578,221
Other Assets		23,993,513	27,754,058
ASSETS, Total		740,273,029	718,235,393
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		450,946,517	426,731,217
Accrued Expenses and Other Liabilities		20,506,631	25,920,271
Subordinated Debt		31,450,159	33,487,903
LIABILITIES, Total		502,903,307	486,139,391
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		(3,723,844)	4,596,132
Retained Earnings		240,923,566	227,329,870
Stockholders' Equity, Total		237,369,722	232,096,002
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		740,273,029	718,235,393
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	B1